Statements of Operations (Supera Pharmaceuticals, Inc.) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues
Operating Costs:
General and administrative expenses	4,299,062	3,372,103
Research and development expenses	7,963,678
Other Expense (Income)
Total Other Expense (Income)	133,489	90,808
Net Loss	(17,580,609)	(3,888,249)
Supera Pharmaceuticals, Inc. [Member]
Revenues
Operating Costs:
Travel and jet expenses	923,383	1,412,615
General and administrative expenses	330,004	192,300
Research and development expenses	85,901	232,484
Total Operating Costs	1,339,288	1,837,399
Other Expense (Income)
Travel expense reimbursements from affiliate	808,300	(1,364,061)
Interest Expense	27,528	2,599
Total Other Expense (Income)	(780,772)	(1,361,462)
Net Loss	$ (558,516)	$ (475,937)